Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”) (a)	Compensation Actually Paid to PEO (b)	Average Summary Compensation Table Total for Non-PEO NEOs (c)	Average Compensation Actually Paid to Non-PEO NEOs (d)	Value of Initial Fixed $100 Investment Based On:		Net Income (000s) (g)	Company Selected Performance Measure Core ROE (h)
					Total Shareholder Return (“TSR”) (e)	Peer Group TSR (f)
2025	1,864,227	1,946,216	808,778	767,047	67.67	141.69	52,244	9.95%
2024	1,706,254	1,543,038	739,234	712,877	87.09	147.87	(28,059)	9.33%
2023	1,476,768	506,038	818,953	335,244	74.73	106.87	48,176	10.02%
2022	1,902,010	1,230,105	773,436	560,992	101.04	110.67	71,681	14.67%
2021	1,842,107	2,298,530	919,985	850,822	115.44	132.19	76,870	15.06%

Company Selected Measure Name	Core ROE
Named Executive Officers, Footnote	Reflects the total compensation reported for Mr. Handy (our Chief Executive Officer) in the “Total” column of the Summary Compensation Table for each corresponding year. Refer to the heading “Executive Compensation - Summary Compensation Table” earlier in this Proxy Statement.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Bank Index.
PEO Total Compensation Amount	$ 1,864,227	$ 1,706,254	$ 1,476,768	$ 1,902,010	$ 1,842,107
PEO Actually Paid Compensation Amount	$ 1,946,216	1,543,038	506,038	1,230,105	2,298,530
Adjustment To PEO Compensation, Footnote	Amounts listed under “Compensation Actually Paid to PEO” have been calculated in accordance with instructions provided under Item 402(v) of Regulation S-K. The amounts listed do not reflect the actual amount of compensation earned by or paid to Mr. Handy during the applicable year. The following table reconciles this amount to the Summary Compensation Table Total for each corresponding year:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (1)	Other Equity Award Adjustments (2)	Reported Change in the Actuarial Present Value of Pension Benefits (3)	Pension Benefit Adjustments (4)	Compensation Actually Paid to PEO
2025	1,864,227	(486,868)	568,857	—	—	1,946,216
(1)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(2)The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts reported in this column represent the sum of the following:

Year	Year End Fair Value of Equity Awards Granted During Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	638,458	(96,192)	—	(18,057)	—	44,648	568,857
(3)The amounts included in this column are the amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for applicable year.
(4)Mr. Handy is not eligible for the Pension Plan.

Non-PEO NEO Average Total Compensation Amount	$ 808,778	739,234	818,953	773,436	919,985
Non-PEO NEO Average Compensation Actually Paid Amount	$ 767,047	712,877	335,244	560,992	850,822
Adjustment to Non-PEO NEO Compensation Footnote	Amounts listed under “Average Compensation Actually Paid to Non PEO NEOs” have been calculated in accordance with instructions provided under Item 402(v) of Regulation S-K. The amounts listed do not reflect the actual amount of compensation earned by or paid to the executives during the each applicable year. The following table reconciles this amount to the Summary Compensation Table Average for each corresponding year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Equity Award Adjustments (1)	Reported Change in the Actuarial Present Value of Pension Benefits (2)	Pension Benefit Adjustments (3)	Compensation Actually Paid to Non-PEO NEOs
2025	808,778	(185,563)	167,428	(94,386)	—	767,047
(1)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards Granted During Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	192,134	(31,720)	—	(4,394)	—	11,408	167,428
(2)The amounts included in this column are the average amounts reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for applicable year for Non-PEO NEOs.
(3)All benefit accruals under the Pension Plan were frozen and the plan was terminated effective December 31, 2023. Therefore, there were no Pension Benefit Adjustments required to be reported in this table for 2025.

Compensation Actually Paid vs. Net Income
Comparison of Compensation Actually Paid and PPNR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs and the Corporation’s PPNR during the five-year period presented. The dollar amounts reported represent the amount of net interest income (interest income minus interest expense) plus noninterest income minus noninterest expense as reported in the
Corporation’s publicly disclosed consolidated statements of income. For clarity, this excludes the provision for loan losses and income tax expense. PPNR was added as a metric for our short-term incentive program beginning in 2025.

Compensation Actually Paid vs. Company Selected Measure
Comparison of Compensation Actually Paid and Core ROE
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Core ROE during the five-year period presented.

Total Shareholder Return Vs Peer Group	The following chart sets forth the relationship between the Corporation’s TSR over the five-year period presented to that of the peer group presented for this purpose, the Nasdaq Regional Bank Index.
Total Shareholder Return Amount	$ 67.67	87.09	74.73	101.04	115.44
Peer Group Total Shareholder Return Amount	141.69	147.87	106.87	110.67	132.19
Net Income (Loss)	$ 52,244	$ (28,059)	$ 48,176	$ 71,681	$ 76,870
Company Selected Measure Amount	0.0995	0.0933	0.1002	0.1467	0.1506
PEO Name	Mr. Handy	Mr. Handy	Mr. Handy
Additional 402(v) Disclosure	Reflects the average of the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers excluding Mr. Handy, who served as our CEO during each of the years listed, (collectively, the “non-PEO NEOs”) for each corresponding year. Refer to the heading “Executive Compensation - Summary Compensation Table” earlier in this Proxy Statement. For purposes of this table, the non-PEO NEOs for 2025 are Mses. Noons and Ryan and Messrs. Ohsberg and Lora; for 2024 and 2023 are Mses. Noons and Ryan and Messrs. Ohsberg and Wray; for 2022 are Messrs. Gim, Ohsberg and Hagerty and Ms. Ryan; and for 2021, Messrs. Gim and Ohsberg and Mses. Noons and Ryan.Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Corporation’s share price at the end and beginning of the measurement period by the Corporation’s share price at the beginning of the measurement period..
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax Pre-provision Net Revenue (PPNR)
Measure:: 2
Pay vs Performance Disclosure
Name	Return On Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Core Return on Equity (Core ROE)
Measure:: 4
Pay vs Performance Disclosure
Name	Fully diluted earnings per share (EPS) Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Net Charge Offs as a Percent of Total Loans
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (486,868)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	568,857
PEO | Adjustment, Change in Actuarial Present Value of Reported Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	638,458
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(96,192)
PEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(18,057)
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	44,648
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,563)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	167,428
Non-PEO NEO | Adjustment, Change in Actuarial Present Value of Reported Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,386)
Non-PEO NEO | Adjustment, Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	192,134
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(31,720)
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(4,394)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	$ 11,408